LONG-TERM DEBT (Deposit-Linked Loan) - Additional Information (Detail) $ in Thousands					12 Months Ended
	Mar. 04, 2013 USD ($)	Mar. 04, 2013 HKD	May. 20, 2011 USD ($)	May. 20, 2011 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 04, 2013 CNY (¥)	May. 20, 2011 CNY (¥)	May. 20, 2011 HKD
Long-Term Debt [Line Items]
Total long-term debt					$ 3,962,705	$ 3,902,781
Prepayments of long-term debt					$ 70,205	$ 262,563	$ 1,667,969
Deposit-Linked Loan [Member] | Secured Debt [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 353,278							HKD 2,748,500,000
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan	$ 368,177		353,278					¥ 2,300,000,000	¥ 2,300,000,000
Maturity date					May 20, 2013
Minimum voluntary prepayments with 30 days' prior notice			$ 64,267	HKD 500,000,000
Interest rate per annum			2.88%						2.88%	2.88%
Prepayments of long-term debt	$ 353,278	HKD 2,748,500,000
Date of release of RMB Bonds proceeds held as security deposit for Deposit-Linked Loan					Mar. 04, 2013